Other Real Estate Owned - Schedule of Other Real Estate Owned Segregated into Non-Covered and Covered Properties (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Statement of Financial Position [Abstract]
Covered other real estate owned	$ 9.6